Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related party disclosures [Abstract]
Remuneration of key management personnel
The remuneration of the directors and executive officers, who are considered the key management personnel of the Group, is set out below in aggregate for each of the categories specified in IAS 24, ‘Related Party Disclosures.

	2022	2021	2020
	£’000	£’000	£’000
Short-term employee benefits	3,065	2,222	3,421
Share-based payment	20,137	25,813	5,602
	23,202	28,035	9,023